Equity dividends - Additional information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends
Dividend for current year, paid and proposed	£ 0.588	£ 0.546	£ 0.498	£ 0.470	£ 0.457
Shareholders' equity
Disclosure Of Dividends
Final dividend for prior year paid	0.389	0.355	0.334
Interim dividend for current year paid	0.170	0.157	0.143
Total dividends paid	0.559	0.512	0.477
Final dividend for current year proposed	0.418	0.389	0.355
Dividend for current year, paid and proposed	£ 0.588	£ 0.546	£ 0.498
Cost of funding of proposed final dividend	£ 786